Income Taxes - Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023	May 31, 2022
Components of Deferred Tax Assets and Liabilities
Net operating loss	$ 100,897	$ 96,338
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	2,665	6,400
Accrued expenses	411	73
Lease liability	59	89
Inventory charges	6,173	6,173
Inventory write-off	1,953	13,739
Contingent liability	9,202	0
Issued warrants	3,000	2,317
Section 174 R&D costs	2,056	858
Amortization	207	609
Fixed assets	5	4
Other	0	0
Total gross deferred tax asset	128,691	128,663
Less valuation allowance	(128,636)	(128,579)	$ (117,638)
Total deferred tax assets	55	84
Right-of-use asset	(55)	(84)
Total deferred tax liabilities	(55)	(84)
Net deferred tax asset (liability)	$ 0	$ 0